FINANCIAL INSTRUMENTS (Tables)	9 Months Ended
Sep. 30, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Carrying Value and Estimated Fair Value of the Partnership's Financial Instruments
The carrying value and estimated fair value of our financial instruments as of September 30, 2020 and December 31, 2019 are as follows:

		September 30, 2020		December 31, 2019
(in thousands of $)	Fair value Hierarchy	Carrying Value	Fair Value	Carrying Value	Fair Value
Non-Derivatives:
Cash and cash equivalents	Level 1	42,263	42,263	47,661	47,661
Restricted cash and short-term deposits	Level 1	181,174	181,174	182,261	182,261
2015 and 2017 Norwegian Bonds (1)	Level 1	(393,017)	(331,236)	(400,000)	(394,715)
Short and long-term debt — floating (2)	Level 2	(759,499)	(759,499)	(822,944)	(822,944)
Obligation under finance lease (2)	Level 2	(118,206)	(118,206)	(122,779)	(122,779)

Derivatives:
Interest rate swaps asset (3) (4)	Level 2	—	—	1,285	1,285
Interest rate swaps liability (3) (4)	Level 2	(76,800)	(76,800)	(36,167)	(36,167)

(1) This pertains to the 2015 and 2017 Norwegian bonds with a carrying value of $393.0 million as of September 30, 2020 (December 31, 2019: $400.0 million), that includes the premium payable at maturity accreted using the effective interest rate method over the instrument term of $3.0 million. This is included under long-term debt on our condensed consolidated balance sheet. The fair value of the bonds as of September 30, 2020 was $331.2 million (December 31, 2019: $394.7 million), which is 84.28% of their face value (December 31, 2019: 98.68%).

(2) Our short-term and long-term debt and finance lease obligations are recorded at amortized cost in our condensed consolidated balance sheet. The long-term debt, in the table above, is presented gross of deferred financing cost of $6.5 million as of September 30, 2020 (December 31, 2019: $6.0 million).

(3)  Derivative liabilities are captured within other current liabilities and derivative assets are generally captured within other current assets and non-current assets on our condensed consolidated balance sheet.

(4)  The fair value of certain derivative instruments is the estimated amount that we would receive or pay to terminate the agreements at the reporting date, taking into account current interest rates, foreign exchange rates, closing quoted market prices and our creditworthiness and that of our counterparties.

Offsetting Assets	However, if we were to offset and record the asset and liability balances of derivatives on a net basis, the amounts presented in our condensed consolidated balance sheets as of September 30, 2020 and December 31, 2019 would be adjusted as detailed in the following table:

	September 30, 2020			December 31, 2019
(in thousands of $)	Gross amounts presented in the consolidated balance sheet	Gross amounts not offset in the consolidated balance sheet subject to netting agreements	Net amount	Gross amounts presented in the consolidated balance sheet	Gross amounts not offset in the consolidated balance sheet subject to netting agreements	Net amount
Total asset derivatives	—	—	—	1,285	(1,029)	256
Total liability derivatives	(76,800)	—	(76,800)	(36,167)	1,029	(35,138)

Offsetting Liabilities	However, if we were to offset and record the asset and liability balances of derivatives on a net basis, the amounts presented in our condensed consolidated balance sheets as of September 30, 2020 and December 31, 2019 would be adjusted as detailed in the following table:

	September 30, 2020			December 31, 2019
(in thousands of $)	Gross amounts presented in the consolidated balance sheet	Gross amounts not offset in the consolidated balance sheet subject to netting agreements	Net amount	Gross amounts presented in the consolidated balance sheet	Gross amounts not offset in the consolidated balance sheet subject to netting agreements	Net amount
Total asset derivatives	—	—	—	1,285	(1,029)	256
Total liability derivatives	(76,800)	—	(76,800)	(36,167)	1,029	(35,138)

Interest Rate Swap Transactions
As of September 30, 2020, we had entered into the following interest rate swap transactions involving the payment of fixed rates in exchange for LIBOR as summarized below:

Instrument (in thousands of $)	Notional amount	Maturity Dates			Fixed Interest Rates
Interest rate swaps:
Receiving floating, pay fixed	1,252,287	2021	to	2026	1.12%	to	2.90%